LOSS PER ORDINARY SHARE (Tables)	12 Months Ended
Dec. 31, 2020
LOSS PER ORDINARY SHARE
Schedule of basic loss per share

	Year Ended December 31,
	2020	2019	2018
Loss (U.S. dollars in thousands)	76,173	42,304	38,820
Weighted average number of ordinary shares outstanding during the period (in thousands)	364,276	296,922	231,204
Basic loss per share (U.S. dollars)	0.21	0.14	0.17